Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Depreciable Assets (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 months
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 months
Inservice Ground Stations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 months
Computer Software and Website Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 months
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 months
Capitalized Satellite Launch Costs and In service Satellites [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Capitalized Satellite Launch Costs and In service Satellites [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years